Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Bank Borrowings
Schedule of bank borrowings

	December 31,
	2021	2020

	(in US$’000)
Current	26,905	—
Non-current	—	26,861

Schedule of maturities of bank borrowings

	December 31,
	2021	2020

	(in US$’000)
Not later than 1 year	26,923	—
Between 1 to 2 years	—	26,923
	26,923	26,923